Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 875,213,699	$ 309,975,140
Other current financial assets	3,530,216	4,041,415
Other current non-financial assets	192,640,352	66,825,997
Trade and other receivables, current	1,509,513,355	688,185,127
Current accounts receivable from related parties	256,268,604	56,440,088
Inventories	77,916,093	31,247,710
Current tax assets	120,558,367	111,537,016
Total current assets other than assets or disposal groups held for sale	3,035,640,686	1,268,252,493
Non-current assets or disposal groups held for sale	28,601,633
TOTAL CURRENT ASSETS	3,064,242,319	1,268,252,493
NON-CURRENT ASSETS
Other non-current financial assets	59,827,640	39,379,065
Other non-current non-financial assets	78,276,341	89,616,648
Trade and other non-current receivables	691,147,645	515,786,340
Non-current accounts receivable from related parties		6,348,001
Investments accounted for using the equity method	17,752,778	9,923,933
Intangible assets other than goodwill	191,441,263	191,221,555
Goodwill	883,613,429	921,078,198
Property, plant and equipment	6,572,353,994	6,110,688,761
Investment property	7,348,262	7,539,005
Right-of-use assets	233,698,432	160,788,861
Deferred tax assets	65,877,629	179,700,736
TOTAL NON-CURRENT ASSETS	8,801,337,413	8,232,071,103
TOTAL ASSETS	11,865,579,732	9,500,323,596
CURRENT LIABILITIES
Other current financial liabilities	68,519,783	88,339,890
Current lease liabilities	19,020,636	11,105,018
Trade and other payables, current	1,743,892,909	978,324,487
Current accounts payable to related parties	946,498,574	1,004,597,958
Other current provisions	22,902,006	19,756,317
Current tax liabilities	334,336,370	13,148,707
Other current non-financial liabilities	33,321,602	17,053,840
TOTAL CURRENT LIABILITIES	3,168,491,880	2,132,326,217
NON-CURRENT LIABILITIES
Other non-current financial liabilities	2,183,803,256	1,941,874,378
Non-current lease liabilities	216,664,919	148,557,059
Trade and other payables non-current	308,308,862	179,397,412
Non-Current accounts payable to related parties	1,147,096,713	1,300,059,097
Other long-term provisions	189,470,243	194,112,714
Deferred tax liabilities	199,016,494	197,416,950
Non-current provisions for employee benefits	62,699,415	58,951,586
Other non-current non-financial liabilities	1,088,647	1,135,285
TOTAL NON-CURRENT LIABILITIES	4,308,148,549	4,021,504,481
TOTAL LIABILITIES	7,476,640,429	6,153,830,698
EQUITY
Share and paid-in capital	3,882,103,470	3,882,103,470
Retained earnings	2,474,432,817	1,603,186,295
Other reserves	(2,259,335,392)	(2,387,421,412)
Equity attributable to shareholders of Enel Chile	4,097,200,895	3,097,868,353
Non-controlling interests	291,738,408	248,624,545
TOTAL EQUITY	4,388,939,303	3,346,492,898
TOTAL LIABILITIES AND EQUITY	$ 11,865,579,732	$ 9,500,323,596